UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21403

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

(Exact Name of Registrant as Specified In Its Charter)

Address of Principal Executive Offices:	385 East Colorado Boulevard Pasadena, CA 91101

Registrant’s telephone number, including area code:	(410) 539-0000

Name and address of agent for service:	Gregory B. McShea 385 East Colorado Boulevard Pasadena, CA 91101

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Item 1 – Schedule of Investments

Portfolio of Investments

September 30, 2006 (Unaudited)

(Amounts in Thousands)

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Long-Term Securities — 150.6%
U.S. Government and Agency Obligations — 130.0%
Treasury Inflation-Protected SecuritiesA — 130.0%
United States Treasury Inflation-Protected Security	3.625%	1/15/08	$48,523	$48,912
United States Treasury Inflation-Protected Security	3.875%	1/15/09	38,401	39,503
United States Treasury Inflation-Protected Security	4.250%	1/15/10	6,047	6,396
United States Treasury Inflation-Protected Security	0.875%	4/15/10	25,756	24,407
United States Treasury Inflation-Protected Security	3.500%	1/15/11	33,086	34,655	B
United States Treasury Inflation-Protected Security	2.375%	4/15/11	32,805	32,840
United States Treasury Inflation-Protected Security	3.000%	7/15/12	67,930	70,480	B
United States Treasury Inflation-Protected Security	1.875%	7/15/13	54,010	52,611
United States Treasury Inflation-Protected Security	1.625%	1/15/15	52,750	50,174
United States Treasury Inflation-Protected Security	2.000%	1/15/16	139,222	136,024	C

Total U.S. Government and Agency Obligations (Identified Cost — $500,763)				496,002
Corporate Bonds and Notes — 12.0%
Automotive — 3.9%
Ford Motor Company	7.450%	7/16/31	7,435	5,744
Ford Motor Company	8.900%	1/15/32	2,175	1,952
General Motors Corporation	8.375%	7/15/33	8,355	7,227

				14,923

Banking and Finance — 0.3%
Fuji Co., Ltd.	9.870%	12/31/49	1,025	1,098	D,E

Cable — 0.5%
Comcast Corporation	5.900%	3/15/16	1,900	1,901

Gas and Pipeline Utilities — 0.3%
Kinder Morgan Energy Partners, L.P.	7.300%	8/15/33	900	976

Media — 1.5%
News America Incorporated	7.625%	11/30/28	1,790	1,974
Time Warner Inc.	7.700%	5/1/32	3,500	3,909

				5,883

Medical Care Facilities — 0.8%
HCA, Inc.	5.750%	3/15/14	4,000	3,140

Oil and Gas — 1.2%
Hess Corporation	7.875%	10/1/29	2,880	3,403
Hess Corporation	7.300%	8/15/31	120	135
Hess Corporation	7.125%	3/15/33	895	990

				4,528

Photo Equipment and Supplies — 0.3%
Eastman Kodak Company	7.250%	11/15/13	1,200	1,172

Special Purpose — 2.7%
DaimlerChrysler NA Holding Corporation	8.500%	1/18/31	3,840	4,563
Sprint Capital Corporation	8.750%	3/15/32	4,610	5,622

				10,185

Telecommunications (Cellular/Wireless) — 0.5%
AT&T Wireless Services, Inc.	8.750%	3/1/31	1,410	1,802

Total Corporate Bonds and Notes (Identified Cost — $48,381 )				45,608
U.S. Government Agency Mortgage-Backed Securities — 3.8%
Freddie Mac	6.000%	1/1/36	14,450	14,526

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $14,666)				14,526
Yankee BondsF — 4.8%
Banks — 0.9%
Glitnir Banki hf	6.693%	6/15/16	1,240	1,268	D,E
Kaupthing Bank hf	7.125%	5/19/16	2,060	2,166	D

				3,434

Foreign Governments — 2.9%
Russian Federation	5.000%	3/31/30	5,200	5,804	E
United Mexican States	11.500%	5/15/26	1,410	2,233
United Mexican States	8.300%	8/15/31	470	586
United Mexican States	7.500%	4/8/33	2,290	2,641

				11,264

Special Purpose — 1.0%
Deutsche Telekom International Finance BV	8.250%	6/15/30	2,175	2,657
UFJ Finance Aruba AEC	6.750%	7/15/13	1,025	1,097

				3,754

Total Yankee Bonds (Identified Cost — $17,247)				18,452
Total Long-Term Securities (Identified Cost — $581,057)				574,588
Short-Term Securities — 8.5%
Repurchase Agreements — 8.5%
Lehman Brothers, Inc.
5.25%, dated 9/29/06, to be repurchased at $32,365 on 10/2/06 (Collateral $32,040 Fannie Mae notes, 6.27%, due 7/18/16, value $32,998)			32,351	32,351

Total Short-Term Securities (Identified Cost — $32,351)				32,351
Total Investments (Identified Cost — $613,408) — 159.1%				$606,939
Other Assets Less Liabilities — (5.4)%				(20,503)
Liquidation Value of Preferred Shares — (53.7)%				(205,000)

Net Assets — 100.0%				$381,436

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Written
U.S Treasury Bond Futures	December 2006	193	$(250)
U.S. Treasury Note Futures	December 2006	312	(262)
U.S. Treasury Note Futures	December 2006	178	(198)

			$(710)

A	Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

B	All or a portion of this security is collateral to cover futures contracts written.

C	Position, or a portion thereof, with an aggregate market value of $22,560 has been segregated to collateralize the reverse repurchase agreement.

D	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 1.2% of net assets.

E	Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.

F	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.

Security Valuation

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Trustees. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

With respect to the Fund, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Options, Futures and Swap Agreements

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are generally priced daily based upon quotations provided by brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund’s (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

By:	/s/ Randolph L. Kohn
Randolph L. Kohn
President

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

Date:	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randolph L. Kohn
Randolph L. Kohn
President

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

Date:	November 27, 2006

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Treasurer and Principal Financial and Accounting Officer

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

Date:	November 20, 2006